CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
OPERATING ACTIVITIES
Net income for the year	$ 1,895,581	$ 1,941,307
Add (deduct) adjusting items:
Amortization of property, plant and mine development (Note 9)	1,514,076	1,491,771
Deferred income and mining taxes (Note 25)	213,845	52,041
Unrealized loss (gain) on currency and commodity derivatives (Note 21)	142,396	(112,904)
Unrealized (gain) loss on warrants (Note 21)	(20,383)	11,198
Stock-based compensation (Note 17)	77,404	71,553
Impairment loss (Note 24)		787,000
Foreign currency translation loss (gain)	9,383	(328)
Revaluation gain (Note 5)		(1,543,414)
Other	48,566	49,734
Changes in non-cash working capital balances:
Income taxes	259,327	103,850
Inventories	(208,300)	(169,168)
Other current assets	1,166	(80,931)
Accounts payable and accrued liabilities	36,726	2,778
Interest payable	(8,895)	(2,925)
Cash provided by operating activities	3,960,892	2,601,562
INVESTING ACTIVITIES
Additions to property, plant and mine development (Note 9)	(1,817,949)	(1,654,129)
Yamana Transaction, net of cash and cash equivalents (Note 5)		(1,000,617)
Contributions for acquisition of mineral assets (Note 5)	(16,296)	(10,950)
Purchase of equity securities and other investments	(183,021)	(104,738)
Other investing activities	10,152	9,651
Cash used in investing activities	(2,007,114)	(2,760,783)
FINANCING ACTIVITIES
Proceeds from Credit Facility (Note 14)	600,000	1,300,000
Repayment of Credit Facility (Note 14)	(600,000)	(1,300,000)
Proceeds from Term Loan Facility, net of financing costs (Note 14)		598,958
Repayment of Term Loan Facility (Note 14)	(600,000)
Repayment of Senior Notes (Note 14)	(100,000)	(100,000)
Long-term debt financing costs	(3,544)
Repayment of lease obligations	(47,319)	(47,589)
Dividends paid	(671,655)	(638,642)
Repurchase of common shares (Notes 16 and 17)	(169,357)	(47,003)
Proceeds on exercise of stock options (Note 17A)	198,532	40,377
Common shares issued (Note 16)	37,012	29,941
Cash used in financing activities	(1,356,331)	(163,958)
Effect of exchange rate changes on cash and cash equivalents	(9,664)	3,202
Net increase (decrease) in cash and cash equivalents during the year	587,783	(319,977)
Cash and cash equivalents, beginning of year	338,648	658,625
Cash and cash equivalents, end of year	926,431	338,648
SUPPLEMENTAL CASH FLOW INFORMATION
Interest paid	103,692	104,845
Income and mining taxes paid	$ 474,028	$ 290,525